The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                               Excel Accumulator
                          Prospectus Dated May 1, 2008
                    and Statement of Additional Information

                          Supplement Dated May 1, 2012

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                       The Alger Portfolios                                          Fred Alger Management, Inc.
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Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
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Alger Mid Cap Growth Portfolio, Class I-2                              Long-term capital appreciation.
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                   American Century Investments                               American Century Investment Management, Inc.
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American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
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American Century VP International Fund, Class I                        Capital growth.
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American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
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American Century VP Value Fund, Class I                                Long-term capital growth; income is secondary.
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                 Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP Barclays Capital Aggregate Bond Index Portfolio -           Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
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Calvert VP EAFE International Index Portfolio, Class I - World Asset   Index:  MSCI EAFE Index.
Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio - Summit                 Current income.
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Calvert VP Nasdaq 100 Index Portfolio - Summit                         Index:  Nasdaq 100(R) Index.
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Calvert VP Natural Resources Portfolio - Summit                        Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit    Index:  Russell 2000 Index.
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Calvert VP S&P 500 Index Portfolio ** - Summit                         Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - Summit         Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation
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                  Calvert Variable Series, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP Income Portfolio - No Subadviser                            Long-term income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset Management, Inc.   Long-term capital appreciation.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
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Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is
Management, Inc.                                                       secondary.
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               Columbia Funds Variable Series Trust 2                        Columbia Management Investment Advisers, LLC
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Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2   Long-term capital growth.
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Columbia Variable Portfolio - Seligman Global Technology Fund, Class 2 Long-term capital appreciation.
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                        DWS Variable Series I                                Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
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                       DWS Variable Series II                                Deutsche Investment Management Americas Inc.
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DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                Long-term capital appreciation.
Dreman Value Management, L.L.C.
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DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
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DWS Money Market VIP Portfolio, Class A                                Money market, current income.
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               Fidelity(R) Variable Insurance Products                          Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2             Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2             Index:  S&P 500(R) Index. **
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Fidelity(R) VIP High Income Portfolio, Initial Class 1,2               Income and growth.
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Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2                   Long-term growth.
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              Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
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
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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       Franklin Templeton Variable Insurance Products Trust                       Templeton Global Advisors Limited
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Templeton Growth Securities Fund, Class 2                              Long-term capital growth.
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       Financial Investors Variable Insurance Trust (ALPS)                              ALPS Advisors, Inc.
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc.
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II -             Capital appreciation.
Ibbotson Associates, Inc.
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Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II -  Current income and capital appreciation.
Ibbotson Associates, Inc.
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                    AIM Variable Insurance Funds                                         Invesco Advisers, Inc.
               (Invesco Variable Insurance Funds)
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Invesco Van Kampen V.I. American Franchise Fund, Series I              Seek capital growth.
(Invesco V.I. Capital Appreciation Fund merged into Invesco V.I.
Capital Growth Fund and renamed April 30, 2012)
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Invesco Van Kampen V.I. Equity and Income Fund, Series I               Both capital appreciation and current income.
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current
Management Limited                                                     income.
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Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
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Invesco Van Kampen V.I. Value Opportunities Fund, Series I             Long-term growth of capital.
(named Invesco V.I. Basic Value Fund prior to April 30, 2012)
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                 MFS(R) Variable Insurance Trust                                Massachusetts Financial Services Company
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MFS(R) High Income Series, Initial Class                               Seeks total return with emphasis on high current
                                                                       income, but also considering capital appreciation.
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MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
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MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
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MFS(R) Total Return Series, Initial Class                              Seeks total return.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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            Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
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Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I        Capital growth.
(named Neuberger Berman AMT Regency Portfolio prior to May 1, 2012)
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               Oppenheimer Variable Account Funds                                       OppenheimerFunds, Inc.
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Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares           Capital appreciation.
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Oppenheimer Global Securities Fund/VA, Non-Service Shares              Long-term capital appreciation.
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Oppenheimer Main Street(R) Fund/VA, Non-Service Shares                 Total return.
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                 PIMCO Variable Insurance Trust                                Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
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               T. Rowe Price Equity Series, Inc.                                     T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a
                                                                       secondary objective.
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              Third Avenue Variable Series Trust                                     Third Avenue Management LLC
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Third Avenue Value Portfolio                                           Long-term capital appreciation.
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           The Universal Institutional Funds, Inc.                             Morgan Stanley Investment Management Inc.
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UIF Core Plus Fixed Income Portfolio, Class I                          Above-average total return over a market cycle of
                                                                       three to five years by investing primarily in a
                                                                       diversified portfolio of fixed income securities.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily
Investment Management Company and Morgan Stanley Investment            in growth oriented equity securities of issuers in
Management Limited                                                     emerging market countries.
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UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities
                                                                       of companies in the U.S. real estate industry,
                                                                       including real estate investment trusts.
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
* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Union Central Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
**     "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2011.

3. The Asset Allocation Program section of the prospectus is revised as follows:
     a.   The following sentences are added at the end of the first paragraph:
               We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.
     b. In the Potential Conflicts of Interest first paragraph, the fourth sentence is deleted and replaced with the following:
               We may receive fees for administrative services from other portfolios in the models.

4.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In The Asset Allocation Program Models section, the first two sentences are deleted and replaced with the following:
               Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes.
     b. In the Potential Conflicts of Interest paragraph, the sentence, "We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees." is deleted and replaced with the following:
               We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.

5. In the Distribution of the Contracts section, the last paragraph discussing 12b-1 fees is deleted.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

       Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-825-1551.